Provisions - Summary of Changes in Provisions (Detail) $ in Millions	12 Months Ended
Jan. 31, 2020 CAD ($)
Disclosure of Provisions [line items]
Balance as at January 31, 2019	$ 520.2
Expensed during the year	692.9
Additions through business combinations	3.2
Paid during the year	(638.9)
Reversed during the year	(40.9)
Effect of foreign currency exchange rate changes	0.5
Unwinding of discount and effect of changes in discounting estimates	2.5
Balance as at January 31, 2020	539.5
Product related provisions [member]
Disclosure of Provisions [line items]
Balance as at January 31, 2019	462.1
Expensed during the year	672.2
Additions through business combinations	3.2
Paid during the year	(620.7)
Reversed during the year	(0.1)
Effect of foreign currency exchange rate changes	0.2
Unwinding of discount and effect of changes in discounting estimates	2.5
Balance as at January 31, 2020	519.4
Restructuring provision [member]
Disclosure of Provisions [line items]
Balance as at January 31, 2019	0.6
Expensed during the year	2.4
Additions through business combinations	0.0
Paid during the year	(1.4)
Reversed during the year	0.0
Effect of foreign currency exchange rate changes	0.1
Unwinding of discount and effect of changes in discounting estimates	0.0
Balance as at January 31, 2020	1.7
Other Provision [member]
Disclosure of Provisions [line items]
Balance as at January 31, 2019	57.5
Expensed during the year	18.3
Additions through business combinations	0.0
Paid during the year	(16.8)
Reversed during the year	(40.8)
Effect of foreign currency exchange rate changes	0.2
Unwinding of discount and effect of changes in discounting estimates	0.0
Balance as at January 31, 2020	$ 18.4